Intangible and other long-term assets (Schedule of Balances) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	$ 2,270,914		$ 2,274,668
Other assets	29,138		196,880
Intangible and other non-current assets, net	2,300,052		2,471,548	$ 2,544,273
Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	127,154	[1]	130,908
Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	2,143,760	[2]	2,143,760
Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	$ 105,879		$ 106,303
Amortization period (years)
Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross
Amortization period (years)	12		12
Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	$ 21,275		$ 24,605
Amortization period (years)	20		20
Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross
Amortization period (years)	9		9
Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	$ 329,600	[3]	$ 329,600
Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	1,814,160	[3]	1,814,160
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	4,643,365		4,644,543
Other assets	29,138		196,880
Intangible and other non-current assets, net	4,672,503		4,841,423	4,810,053
Cost [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	293,905	[1]	295,083
Cost [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	4,349,460	[2]	4,349,460
Cost [Member] | Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	105,879		106,303
Cost [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	123,392		123,887
Cost [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	64,634		64,893
Cost [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	2,205,700		2,205,700
Cost [Member] | Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	329,600	[3]	329,600
Cost [Member] | Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	1,814,160	[3]	1,814,160
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	2,372,451		2,369,875
Other assets
Intangible and other non-current assets, net	(2,372,451)		(2,369,875)	$ (2,265,780)
Accumulated amortization [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	166,751	[1]	164,175
Accumulated amortization [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	2,205,700	[2]	2,205,700
Accumulated amortization [Member] | Republic trade mark [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross
Accumulated amortization [Member] | Kobe Tech contract [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	123,392		123,887
Accumulated amortization [Member] | Customers list [Member] | Republic [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	43,359		40,288
Accumulated amortization [Member] | Customers list [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross	$ 2,205,700		2,205,700
Accumulated amortization [Member] | Trademark San 42 [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross
Accumulated amortization [Member] | Goodwill [Member] | Grupo San [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible and other non-current assets, gross

[1]	Intangible assets from the Republic acquisition.
[2]	Intangible assets from the Grupo San acquisition.
[3]	The trade mark San 42 and the goodwill are presented net of impairment losses recorded in 2009 for $16,000 and $ 2,352,000, respectively.